Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	December 31, 2021	December 31, 2020
Intellectual property acquired from UTC	$74	$522
ERP management reporting software system	3,631	3,242
Intellectual property acquired from Ballard Motive Solutions, net of amortization (note 7)	17,083	—
	$20,788	$3,764

Disclosure of reconciliation of changes in intangible assets

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2020	$60,409	$54,722	$5,687
Additions to intangible assets	246	—	246
Amortization expense	—	1,657	(1,657)
Disposals	(800)	(288)	(512)
At December 31, 2020	59,855	56,091	3,764
Acquisition of intangible assets	17,279	—	17,279
Additions to intangible assets	1,543	—	1,543
Amortization expense	—	1,798	(1,798)
At December 31, 2021	$78,677	$57,889	$20,788